Marketable securities and other securities investments:	12 Months Ended
Mar. 31, 2011
Marketable securities and other securities investments:

10. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,993	¥7,714	¥143	¥16,564
Held-to-maturity
Japanese government debt securities	200	—	—	200

	¥9,193	¥7,714	¥143	¥16,764

Securities not practicable to fair value
Equity securities	¥698

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	U.S. dollars in thousands
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	$105,448	$74,648	$4,233	$175,863
Held-to-maturity
Japanese government debt securities	2,405	36	—	2,441

	$107,853	$74,684	$4,233	$178,304

Securities not practicable to fair value
Equity securities	$6,194

During the years ended March 31, 2009, 2010 and 2011, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, decreased by ¥1,433 million, increased by ¥2,164 million and decreased by ¥681 million ($8,190 thousand), respectively.

Proceeds from sales of available-for-sale securities were ¥317 million, ¥94 million and ¥72 million ($866 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. On those sales, gross realized gains were ¥241 million, ¥66 million and ¥12 million ($144 thousand) and gross realized losses were ¥4 million, ¥0 million and ¥0 million ($0 thousand), respectively.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is determined to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized currently as a realized loss.

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥359	¥30	¥349	¥113

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	U.S. dollars in thousands
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	$19,759	$3,391	$2,898	$842

NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.

For the years ended March 31, 2010 and 2011, held-to-maturity securities of ¥200 million and ¥200 million ($2,405 thousand) were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.